Intangible assets	12 Months Ended
Mar. 31, 2019
Intangible assets
Intangible assets

 10. Intangible assets

The statement of financial position contains significant intangible assets, mainly in relation to goodwill and licences and spectrum. Goodwill, which arises when we acquire a business and pay a higher amount than the fair value of its net assets primarily due to the synergies we expect to create, is not amortised but is subject to annual impairment reviews. Licences and spectrum are amortised over the life of the licence. For further details see “Critical accounting judgements” in note 1 to the consolidated financial statements.

Accounting policies

Identifiable intangible assets are recognised when the Group controls the asset, it is probable that future economic benefits attributed to the asset will flow to the Group and the cost of the asset can be reliably measured. Identifiable intangible assets are recognised at fair value when the Group completes a business combination. The determination of the fair values of the separately identified intangibles, is based, to a considerable extent, on management’s judgement.

Goodwill

Goodwill arising on the acquisition of an entity represents the excess of the cost of acquisition over the Group’s interest in the net fair value of the identifiable assets, liabilities and contingent liabilities of the entity recognised at the date of acquisition.

Goodwill is initially recognised as an asset at cost and is subsequently measured at cost less any accumulated impairment losses. Goodwill is not subject to amortisation but is tested for impairment annually or whenever there is evidence that it may be required. Goodwill is denominated in the currency of the acquired entity and revalued to the closing exchange rate at each reporting period date.

Negative goodwill arising on an acquisition is recognised directly in the income statement.

On disposal of a subsidiary or a joint arrangement, the attributable amount of goodwill is included in the determination of the profit or loss recognised in the income statement on disposal.

Finite lived intangible assets

Intangible assets with finite lives are stated at acquisition or development cost, less accumulated amortisation. The amortisation period and method is reviewed at least annually. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are accounted for by changing the amortisation period or method, as appropriate, and are treated as changes in accounting estimates.

Licence and spectrum fees

Amortisation periods for licence and spectrum fees are determined primarily by reference to the unexpired licence period, the conditions for licence renewal and whether licences are dependent on specific technologies. Amortisation is charged to the income statement on a straight-line basis over the estimated useful lives from the commencement of related network services.

Computer software

Computer software comprises software purchased from third parties as well as the cost of internally developed software. Computer software licences are capitalised on the basis of the costs incurred to acquire and bring into use the specific software. Costs that are directly associated with the production of identifiable and unique software products controlled by the Group, and are probable of producing future economic benefits, are recognised as intangible assets. Direct costs of software development include employee costs and directly attributable overheads.

Software integral to an item of hardware equipment is classified as property, plant and equipment.

Costs associated with maintaining software programs are recognised as an expense when they are incurred.

Amortisation is charged to the income statement on a straight-line basis over the estimated useful life from the date the software is available for use.

Other intangible assets

Other intangible assets, including brands and customer bases, are recorded at fair value at the date of acquisition. Amortisation is charged to the income statement, over the estimated useful lives of intangible assets from the date they are available for use, on a straight-line basis, with the exception of customer relationships which are amortised on a sum of digits basis. The amortisation basis adopted for each class of intangible asset reflects the Group’s consumption of the economic benefit from that asset.

Estimated useful lives

The estimated useful lives of finite lived intangible assets are as follows:

– Licence and spectrum fees	3–25 years
– Computer software	3–5 years
– Brands	1–10 years
– Customer bases	2–15 years

		Licences and	Computer
	Goodwill	spectrum	software	Other	Total
	€m	€m	€m	€m	€m
Cost:
1 April 2017	90,221	30,775	16,962	7,430	145,388
Exchange movements	(313)	(855)	(233)	(72)	(1,473)
Arising on acquisition	5	—	—	—	5
Disposal of subsidiaries	—	(1,712)	(222)	—	(1,934)
Additions	—	747	2,261	3	3,011
Disposals	—	(158)	(1,381)	(6)	(1,545)
Other	—	—	26	(10)	16
31 March 2018	89,913	28,797	17,413	7,345	143,468
Exchange movements	(427)	(193)	(93)	(173)	(886)
Arising on acquisition	77	—	10	8	95
Additions	—	3,009	2,232	7	5,248
Disposals	—	(7)	(2,348)	—	(2,355)
Other	—	—	(5)	—	(5)
31 March 2019	89,563	31,606	17,209	7,187	145,565
Accumulated impairment losses and amortisation:
1 April 2017	63,413	16,954	12,148	6,653	99,168
Exchange movements	(234)	(398)	(183)	(65)	(880)
Disposal of subsidiaries	—	(779)	(173)	—	(952)
Amortisation charge for the year	—	1,758	2,105	536	4,399
Disposals	—	(158)	(1,357)	(6)	(1,521)
Other	—	—	1	(4)	(3)
31 March 2018	63,179	17,377	12,541	7,114	100,211
Exchange movements	(239)	(59)	(70)	(163)	(531)
Impairments	3,270	—	—	—	3,270
Amortisation charge for the year	—	1,693	2,085	163	3,941
Disposals	—	(7)	(2,332)	—	(2,339)
Other	—	—	8	—	8
31 March 2019	66,210	19,004	12,232	7,114	104,560
Net book value:
31 March 2018	26,734	11,420	4,872	231	43,257
31 March 2019	23,353	12,602	4,977	73	41,005

For licences and spectrum and other intangible assets, amortisation is included within the cost of sales line within the consolidated income statement.

The net book value and expiry dates of the most significant licences are as follows:

		2019	2018
	Expiry date	€m	€m
Germany	2020/2021/2025/2033	3,346	4,053
Italy	2021/2029/2037	3,922	1,896
UK	2022/2023/2033/2038	2,320	2,316

The remaining amortisation period for each of the licences in the table above corresponds to the expiry date of the respective licence. A summary of the Group’s most significant spectrum licences can be found on pages 228 and 229.